Document And Entity Information	9 Months Ended
Sep. 30, 2011
Entity Registrant Name	Sagebrush Gold Ltd.
Entity Central Index Key	0001432196
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011